Indebtedness (Tables)	12 Months Ended
Mar. 31, 2016
Debt Instrument [Line Items]
Long-Term Debt

Long-term debt consists of the following:

	As of
	March 31, 2016	March 31, 2015
	(dollars in thousands)
Bank Credit Facility	$382,000	$330,000
Senior Notes	125,714	182,759
Total Debt	507,714	512,759
Less: Current Portion of Long-term Debt	(8,000)	(57,045)
Long-term Debt	$499,714	$455,714

Schedule of Maturities of Long-Term Debt	Our maturities of long-term debt during the next five fiscal years and thereafter are as follows:
Fiscal Year	Amount
2017	$8,000
2018	81,214
2019	—
2020	418,500
2021	—
Thereafter	—
Total	$507,714

2005 Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Amount Outstanding of Tranches	At March 31, 2016, the amount outstanding for the remaining tranche is as follows:
	Principal	Maturity Date	Interest Rate
Tranche C	$57.2 million	November 15, 2017	5.48%

2007 Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Amount Outstanding of Tranches

At March 31, 2016, the amounts outstanding for each of the remaining tranches are as follows:

	Principal	Maturity Date	Interest Rate
Tranche B	$8.0 million	October 2, 2016	6.27%
Tranche C	$24.0 million	October 2, 2017	6.36%
Tranche D	$36.5 million	October 2, 2019	6.48%